External Sales and Other Operating Revenue by Product or Service Groups (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 24, 2011	Mar. 31, 2010	Mar. 31, 2009
Entity-Wide Information, Revenue from External Customer [Line Items]
External sales and other operating revenue	¥ 8,936,867	¥ 8,936,867	¥ 8,579,174	¥ 10,011,241
Motorcycles and relevant parts
Entity-Wide Information, Revenue from External Customer [Line Items]
External sales and other operating revenue		1,225,098	1,079,165	1,323,259
All Terrain Vehicles and Relevant Parts
Entity-Wide Information, Revenue from External Customer [Line Items]
External sales and other operating revenue		63,096	61,127	88,252
Automobiles and relevant parts
Entity-Wide Information, Revenue from External Customer [Line Items]
External sales and other operating revenue		6,794,098	6,554,848	7,674,404
Financial, insurance services
Entity-Wide Information, Revenue from External Customer [Line Items]
External sales and other operating revenue		561,896	606,352	582,261
Power products and relevant parts
Entity-Wide Information, Revenue from External Customer [Line Items]
External sales and other operating revenue		202,838	188,014	224,648
Others
Entity-Wide Information, Revenue from External Customer [Line Items]
External sales and other operating revenue		¥ 89,841	¥ 89,668	¥ 118,417